Regulatory Matters	12 Months Ended
Dec. 31, 2019
Regulatory Matters Disclosure [Abstract]
Regulatory Matters	Regulatory Matters
NRG operates in a highly regulated industry and is subject to regulation by various federal and state agencies. As such, NRG is affected by regulatory developments at both the federal and state levels and in the regions in which NRG operates. In addition, NRG is subject to the market rules, procedures, and protocols of the various ISO and RTO markets in which NRG participates. These power markets are subject to ongoing legislative and regulatory changes that may impact NRG's wholesale and retail businesses.
In addition to the regulatory proceedings noted below, NRG and its subsidiaries are parties to other regulatory proceedings arising in the ordinary course of business or have other regulatory exposure. In management's opinion, the disposition of these ordinary course matters will not materially adversely affect NRG's consolidated financial position, results of operations, or cash flows.
California Station Power — As the result of unfavorable final and non-appealable litigation, the Company accrued a liability associated with consumption of station power at the Company's Encina power plant facility in California after August 30, 2010. The Company has established an appropriate accrual pending potential regulatory action by SDG&E regarding the Company's Encina facility.
South Central — On August 4, 2016, NRG received a document hold notice from FERC regarding conduct in the MISO and PJM markets. It required NRG to retain communications related to multiple generating units in the South Central region. Since sending the notice, FERC has been investigating potential violations of MISO rules involving bidding for the Big Cajun 2 facility, as well as other aspects of NRG’s operations in MISO. FERC has the authority to require disgorgement of profits and to impose penalties and NRG retains any liability following the sale of the South Central Portfolio. We expect a preliminary finding from FERC in 2020.
ISO-NE — On February 5, 2019, FERC has informed the Company that it has made a preliminary finding that the Company violated FERC's market behavior rules in connection with offers made into the ISO-NE Forward Capacity Auction in 2016. On April 26, 2019, NRG responded to the preliminary findings. The Company understands that FERC is concerned that the Company was inaccurate in its communications with the Market Monitor regarding the costs and risks associated with operating certain units in the forward timeframe. NRG withdrew the bids prior to the 2016 auction in the normal course of our commercial business decision making.